Schedule of Digital Asset (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Indefinite-Lived [Line Items]
Stock of Bitcoins at the beginning of the year, Number		2.58	16.41	5.29
Stock of Bitcoins at the beginning of the year, Value		$ 246,136	$ 693,389	$ 87,747
Mined during the year, Number		89.09	100.55	43.93
Mined during the year, Value		$ 8,819,575	$ 6,570,519	$ 1,682,533
Exchanged for USD, Number		(74.32)	(97.59)	(23.23)
Exchanged for USD, Value		$ (7,838,757)	$ (6,360,675)	$ (889,084)
Exchanged for USDT, Number		(3.50)	(16.79)	(9.59)
Exchanged for USDT, Value		$ (326,514)	$ (1,180,595)	$ (226,256)
Collected BTC, Number		2.14
Collected BTC, Value		$ 178,726
Change in fair value of Bitcoin, Value	[1]	$ 381,669	$ 523,498	$ 39,448
Stock of bitcoins at the end of the year, Number		15.99	2.58	16.41
Stock of bitcoins at the end of the year, Value		$ 1,460,834	$ 246,136	$ 693,389
Total per Note 3 to Balance Sheet		1,483,451	257,753	1,194,157
United States Dollar Coin [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Balance beginning			320,458	7,000,000
Proceeds from issue of new ordinary shares				3,109
Exchange for USD			(45,168)	889,084
Exchange for USDT			(5,437)
Procurement of equipment and expenses			(269,853)	(7,571,735)
Balance ending				320,458
United States Dollar Tether [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Balance beginning		11,617	180,310
Procurement of equipment and expenses		(2,879,869)	(1,770,542)	(127,546)
Balance ending		22,617	11,617	180,310
Proceeds from exchange of USD and USDC		2,564,355	421,254
Proceeds from exchange of bitcoins		$ 326,514	1,180,595	226,256
Proceeds from Sale of used equipment				$ 81,600

[1]	The amount is to be adjusted and confirmed with reference to the market price of Bitcoin and the holding volume as at 31 December 2025.